Income Tax - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forwards	¥ 48,654,043	¥ 53,929,686	¥ 86,496,942
Advertising expenses		408,763	537,546
Operating lease liabilities	603,937	1,435,780
Accrued expenses and other current liabilities		1,197,369	2,854,586
Less: Valuation allowance	(49,257,980)	(52,114,383)	(87,212,118)	¥ (107,742,954)
Total deferred tax assets, net		4,857,215	2,676,956
Deferred tax liabilities:
Acquired intangible assets	(3,827,489)	(4,321,616)	(3,801,514)
Unrealized Income		(2,528,002)	(2,061,242)
Operating lease Right-of-use assets		(1,407,024)
Total deferred tax liabilities, net	(3,827,489)	(8,256,642)	(5,862,756)
Deferred tax liabilities, net	¥ (3,827,489)	¥ (3,399,427)	¥ (3,185,800)